Subsequent Events - Schedule of Potentially Issuable Common Stock (Details) - Subsequent Event [Member]	Sep. 30, 2017 shares
First Closing of 100,000 [Member]
Number of shares of common stock potentially issuable	2,353,200
First Closing of 100,000 [Member] | Series C-1 [Member]
Number of shares of common stock potentially issuable	1,176,600
First Closing of 100,000 [Member] | Series B Warrants [Member]
Number of shares of common stock potentially issuable	1,176,600
Second Closing of 900,000 [Member]
Number of shares of common stock potentially issuable	21,177,600
Second Closing of 900,000 [Member] | Series C-1 [Member]
Number of shares of common stock potentially issuable	10,588,800
Second Closing of 900,000 [Member] | Series B Warrants [Member]
Number of shares of common stock potentially issuable	10,588,800
Additional Investment of Upto 500,000 [Member]
Number of shares of common stock potentially issuable	11,764,800
Additional Investment of Upto 500,000 [Member] | Series C-1 [Member]
Number of shares of common stock potentially issuable	5,882,400
Additional Investment of Upto 500,000 [Member] | Series B Warrants [Member]
Number of shares of common stock potentially issuable	5,882,400
Second Closing of 1,000,000 [Member]
Number of shares of common stock potentially issuable	23,530,560
Second Closing of 1,000,000 [Member] | Series C-1 [Member]
Number of shares of common stock potentially issuable	11,765,280
Second Closing of 1,000,000 [Member] | Series B Warrants [Member]
Number of shares of common stock potentially issuable	11,765,820
Additional Investment of Upto 400,000 [Member]
Number of shares of common stock potentially issuable	9,411,840
Additional Investment of Upto 400,000 [Member] | Series C-1 [Member]
Number of shares of common stock potentially issuable	4,705,920
Additional Investment of Upto 400,000 [Member] | Series B Warrants [Member]
Number of shares of common stock potentially issuable	4,705,920